Comprehensive Income - Reclassifications Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Available for sale ("AFS") securities:
Income before income taxes									$ 463,805	$ 475,783	$ 462,853
Related income tax effect	$ (24,813)	$ (24,779)	$ (23,452)	$ (24,448)	$ (26,608)	$ (25,919)	$ (23,531)	$ (20,098)	(97,492)	(96,156)	(95,115)
Net income (loss)	79,390	96,157	92,459	98,307	99,765	102,585	95,613	81,664	366,313	379,627	367,738
Cash flow hedge:
Income before income taxes									463,805	475,783	462,853
Related income tax effect	(24,813)	(24,779)	(23,452)	(24,448)	(26,608)	(25,919)	(23,531)	(20,098)	(97,492)	(96,156)	(95,115)
Net income (loss)	79,390	96,157	92,459	98,307	99,765	102,585	95,613	81,664	366,313	379,627	367,738
Pension plan:
Net actuarial loss									2,635	2,195	14,286
Amortization of net actuarial loss									3,347	3,645	6,770
Income before income taxes									463,805	475,783	462,853
Related income tax effect	(24,813)	(24,779)	(23,452)	(24,448)	(26,608)	(25,919)	(23,531)	(20,098)	(97,492)	(96,156)	(95,115)
Net income (loss)	$ 79,390	$ 96,157	$ 92,459	$ 98,307	$ 99,765	$ 102,585	$ 95,613	$ 81,664	366,313	$ 379,627	$ 367,738
Reclassification out of Accumulated Other Comprehensive Income [Member]
Available for sale ("AFS") securities:
Net income (loss)									(7,618)
Cash flow hedge:
Net income (loss)									(7,618)
Pension plan:
Net income (loss)									(7,618)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains/Losses on AFS Securities [Member]
Available for sale ("AFS") securities:
Net reclassification adjustment for gains included in net income									7,659
Income before income taxes									7,659
Related income tax effect									(1,785)
Net income (loss)									5,874
Cash flow hedge:
Income before income taxes									7,659
Related income tax effect									(1,785)
Net income (loss)									5,874
Pension plan:
Income before income taxes									7,659
Related income tax effect									(1,785)
Net income (loss)									5,874
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Available for sale ("AFS") securities:
Income before income taxes									5,982
Related income tax effect									(1,393)
Net income (loss)									4,589
Cash flow hedge:
Income before income taxes									5,982
Related income tax effect									(1,393)
Net income (loss)									4,589
Pension plan:
Net actuarial loss									2,635
Amortization of net actuarial loss									3,347
Income before income taxes									5,982
Related income tax effect									(1,393)
Net income (loss)									4,589
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain Loss Net Cash Flow Hedge Parent [Member]
Available for sale ("AFS") securities:
Income before income taxes									(23,574)
Related income tax effect									5,493
Net income (loss)									(18,081)
Cash flow hedge:
Net reclassification adjustment for losses									(23,574)
Income before income taxes									(23,574)
Related income tax effect									5,493
Net income (loss)									(18,081)
Pension plan:
Income before income taxes									(23,574)
Related income tax effect									5,493
Net income (loss)									$ (18,081)